Revenue - Additional Information (Detail) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2021 USD ($) Segment	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Revenue [Line Items]
Number of reportable segments | Segment									3
Revenue	$ 79,221	$ 56,806	$ 21,052	$ 6,361	$ 104,946	$ 146,889	$ 117,957	$ 141,737	$ 163,440	$ 511,529	$ 486,011
Customer Loyalty Programs and Advance Received from GDS Provider [Member]
Revenue [Line Items]
Revenue									2,868	5,923
Deferred income reclassified as contract liabilities	2,298				4,504				2,298	4,504	6,804
Advance Consideration Received for Future Bookings [Member]
Revenue [Line Items]
Advance from customers reclassified as contract liabilities	$ 31,878				$ 30,408				31,878	30,408	$ 63,531
Revenue									15,115	57,612
Refund paid to customers									$ 6,329	$ 4,283